Investments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Investments
The approximate ownership interest in each of our equity method investments and their respective investment balances were as follows:

(in thousands)	Ownership Interest	As of December 31,
		2010	2009
HGTV Canada	33.00%	$23,569	$25,667
Food Canada	29.00%	13,230	12,986
Fox-BRV Southern Sports Holdings	7.25%	9,239	7,562
Food Network Magazine JV	50.00%	2,318
Other		180	180

Total investments		$48,536	$46,395

We regularly review our investments to determine if there have been any other-than-temporary declines in value. These reviews require management judgments that often include estimating the outcome of future events and determining whether factors exist that indicate impairment has occurred. We evaluate among other factors, the extent to which costs exceed fair value; the duration of the decline in fair value below cost; and the current cash position, earnings and cash forecasts and near term prospects of the investee. No impairments were recognized on any of our equity method investments in 2010, 2009, or 2008.
In 2008, we entered into a joint venture with Hearst Corporation for the publication of the Food Network Magazine. We have a 50% ownership interest in the joint venture.